27. Accounts Payable Related to Concessions	12 Months Ended
Dec. 31, 2018
Accounts Payable Related To Concessions
Accounts Payable Related to Concessions

					Discount	Annual
	Company	Grant	Signature	Closing	Rate	Adjustment	12.31.2018	12.31.2017
(1) HPP Mauá	Copel GeT	06.29.2007	07.03.2007	07.2042	5.65% p.y.	IPCA	16,709	16,384
(2) HPP Colider	Copel GeT	12.29.2010	01.17.2011	01.2046	7.74% p.y.	IPCA	23,864	23,188
(3) HPP Baixo Iguaçu	Copel GeT	07.19.2012	08.20.2012	01.2047	7.74% p.y.	IPCA	7,412	6,977
(4) SHP Cavernoso	Copel GeT	07.11.2013	07.11.2013	07.2018	7.74% p.y.	IPCA	-	27
(5) HPP Apucaraninha	Copel GeT	07.11.2013	07.11.2013	07.2018	7.74% p.y.	IPCA	-	185
(6) HPP Chaminé	Copel GeT	07.11.2013	07.11.2013	07.2018	7.74% p.y.	IPCA	-	320
(7) HPP Derivação Rio Jordão	Copel GeT	07.11.2013	02.24.2014	02.2019	7.74% p.y.	IPCA	47	313
(8) HPP Fundão e HPP Santa Clara	Elejor	10.23.2001	10.25.2001	10.2036	11.00% p.y.	IGPM	536,131	507,560
							584,163	554,954
						Current	67,858	62,624
						Noncurrent	516,305	492,330
Discount rate in the calculation of the present value
Real and net discount rate, compatible with the estimated long-term rate, not being linked to the expectation of return from the project.

Payment to the Union
Monthly Instalments equivalent to 1/12 of the annual adjusted payment, according to the concession contract.

27.1	Nominal value and present value of accounts payable related to concessions

	Nominal value	Present value
2019	68,001	67,858
2020	66,754	60,138
2021	66,754	54,296
2022	66,754	49,025
After 2022	1,027,917	352,846
	1,296,180	584,163

27.2	Changes in accounts payable related to concessions

Balance as of January 1, 2017	565,542
Additions	678
Adjust to present value	1,432
Monetary variations	53,173
Payments	(65,871)
Balance as of December 31, 2017	554,954
Additions	302
Adjust to present value	(114)
Monetary variations	93,386
Payments	(64,365)
Balance as of December 31, 2018	584,163